Debt - Changes from cash flows and non-cash changes of debt issued (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt
At beginning of period	$ 1,036,475	$ 677,370	$ 665,342
Debt issued, net of original issue discount	357,271	400,000
Debt issuance costs	(7,912)	(8,742)
Finance costs	77,389	58,647	39,048	$ 38,747
Interest paid	(70,781)	(51,270)	(37,890)
Foreign exchange (gain)/loss	(43,446)	(5,601)	15,834
Debt extinguishment	(79,911)	(33,929)	(4,964)
At end of period	1,269,085	1,036,475	677,370	665,342
.
Debt payable	1,252,270	1,022,557	667,814
Debt interest payable	16,815	13,918	9,556
Total debt and interest payable	$ 1,269,085	$ 1,036,475	$ 677,370	$ 665,342